SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries - Variable Interest Entity, Primary Beneficiary [Member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and cash equivalents	¥ 1,763,619	¥ 1,436,350
Term deposits	5,000	85,000
Investment in marketable securities	58,384	78,725
Accounts receivable, net	69,549	79,605
Other receivables, net	99,494	34,439
Loan receivables, net	111,306	234,750
Amounts due from related parties	1,425	41,750
Prepaid expenses and other assets	210,450	705,528
Contracts assets, net
Long-term investments, net	457,757	490,314
Operating lease right-of-use assets, net	5,423	10,602
Property, equipment and software, net	60,254	32,593
Goodwill	21,932	72,304
Intangible assets, net	16,933	37,386
Total assets	2,881,526	3,339,346
Liabilities:
Deferred revenue	8,802	46,175
Payroll and welfare payable	15,685	12,054
Income taxes payable	298,785	255,618
Accrued expenses and other liabilities	76,138	138,144
Operating lease liabilities	4,918	9,700
Amounts due to related parties	991,498	23,967
Deferred tax liabilities	4,233	5,041
Total liabilities	1,400,059	490,699
Net revenues	535,149	701,329	¥ 1,145,210
Net (loss)	(357,418)	(154,732)	(1,479,883)
Net cash provided by (used in) operating activities	251,106	1,014,571	(753,416)
Net cash used in investing activities	76,163	(51,410)	(511,832)
Net cash provided by (used in) financing activities		¥ 3,305